Intangible Assets (Details 1) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Events (Textual)
2019	$ 585,210	$ 812,857
2020	812,857	812,857
2021	812,857	812,857
2022	812,857	812,857
2023	479,524	479,524
Thereafter	417,144	417,144
Total	$ 3,920,449